Pension Plans (Tables)	12 Months Ended
Mar. 31, 2016
Funded Status of Defined Benefit Pension Plans

The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2015 and 2016 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2015	2016	2015	2016
Change in benefit obligation:
Benefit obligation at beginning of year	¥82,859	¥86,793	¥68,840	¥110,521
Service cost	4,415	4,401	2,460	3,856
Interest cost	1,159	995	2,251	1,747
Actuarial loss (gain)	(169)	10,674	46,110	(12,840)
Foreign currency exchange rate change	0	0	(6,947)	(2,262)
Benefits paid	(2,573)	(2,705)	(1,390)	(1,336)
Plan participant’s contributions	0	0	80	88
Business combinations	1,353	0	0	138
Divestitures	(251)	(3,396)	0	0
Plan amendments	0	268	(883)	0

Benefit obligation at end of year	86,793	97,030	110,521	99,912

Change in plan assets:
Fair value of plan assets at beginning of year	104,844	115,864	62,042	87,009
Actual return on plan assets	10,200	(2,043)	21,074	(109)
Employer contribution	3,040	3,072	10,820	1,456
Benefits paid	(2,136)	(2,227)	(1,296)	(1,265)
Plan participant’s contributions	0	0	80	88
Business combinations	0	0	0	0
Divestitures	(84)	(1,610)	0	0
Foreign currency exchange rate change	0	0	(5,711)	(1,999)

Fair value of plan assets at end of year	115,864	113,056	87,009	85,180

The funded status of the plans	¥29,071	¥16,026	¥(23,512)	¥(14,732)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥42,376	¥28,848	¥8	¥0
Accrued benefit liability included in other liabilities	(13,305)	(12,822)	(23,520)	(14,732)

Net amount recognized	¥29,071	¥16,026	¥(23,512)	¥(14,732)

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2015 and 2016 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2015	2016	2015	2016
Net prior service credit	¥5,127	¥4,110	¥1,074	¥959
Net actuarial loss	(9,602)	(25,125)	(26,674)	(17,150)
Net transition obligation	(140)	(91)	(19)	(14)

Total recognized in accumulated other comprehensive loss, pre-tax	¥(4,615)	¥(21,106)	¥(25,619)	¥(16,205)

Net Pension Cost of Defined Benefit Plans

Net pension cost of the plans for fiscal 2014, 2015 and 2016 consists of the following:

	Millions of yen
	2014	2015	2016
Japanese plans:
Service cost	¥3,391	¥4,415	¥4,401
Interest cost	1,139	1,159	995
Expected return on plan assets	(2,047)	(2,351)	(2,575)
Amortization of prior service credit	(1,259)	(927)	(928)
Amortization of net actuarial loss	777	502	(15)
Amortization of transition obligation	53	53	49

Net periodic pension cost	¥2,054	¥2,851	¥1,927

Overseas plans:
Service cost	¥1,654	¥2,460	¥3,856
Interest cost	1,684	2,251	1,747
Expected return on plan assets	(2,389)	(3,857)	(4,584)
Amortization of prior service credit	(3)	(51)	(113)
Amortization of net actuarial loss	60	215	1,336
Amortization of transition obligation	3	5	3

Net periodic pension cost	¥1,009	¥1,023	¥2,245

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2014, 2015 and 2016 are summarized as follows:

	Millions of yen
	2014	2015	2016
Japanese plans:
Current year actuarial gain (loss)	¥1,870	¥8,028	¥(15,417)
Amortization of net actuarial loss	777	502	(15)
Prior service credit due to amendments	743	0	(88)
Amortization of prior service credit	(1,259)	(927)	(928)
Amortization of transition obligation	53	53	49
Plan curtailments and settlements	0	0	(92)

Total recognized in other comprehensive income (loss), pre-tax	¥2,184	¥7,656	¥(16,491)

Overseas plans:
Current year actuarial gain (loss)	¥2,447	¥(28,730)	¥7,881
Amortization of net actuarial loss	60	215	1,336
Prior service credit due to amendments	344	843	0
Amortization of prior service credit	(3)	(51)	(113)
Amortization of transition obligation	3	5	3
Foreign currency exchange rate change	(7)	1,065	307

Total recognized in other comprehensive income (loss), pre-tax	¥2,844	¥(26,653)	¥9,414

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts

Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2014	2015	2016
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.4%	1.2%	0.7%
Rate of increase in compensation levels	5.1%	4.8%	4.4%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.8%	1.4%	1.2%
Rate of increase in compensation levels	6.0%	5.1%	4.8%
Expected long-term rate of return on plan assets	2.2%	2.3%	2.3%

Overseas plans	2014	2015	2016
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	3.5%	1.5%	1.9%
Rate of increase in compensation levels	2.8%	2.8%	2.8%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	4.3%	3.5%	1.5%
Rate of increase in compensation levels	0.6%	2.8%	2.8%
Expected long-term rate of return on plan assets	5.6%	5.2%	5.5%

Benefits Expected to be Paid

At March 31, 2016, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen
	Japanese plans	Overseas plans
2017	¥2,159	¥1,488
2018	1,785	1,239
2019	1,916	1,301
2020	2,060	1,334
2021	2,165	1,330
2022-2026	14,055	7,757

Total	¥24,140	¥14,449

Domestic Pension Plans Of Foreign Entity Defined Benefit
Fair Value of Pension Plan Assets by Asset Category

The fair value of Japanese pension plan assets at March 31, 2015 and 2016, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement.”

	Millions of yen
	March 31, 2015
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥16,572	¥0	¥16,572	¥0
Other than Japan
Pooled funds*2	19,717	0	19,717	0
Debt securities:
Japan
Pooled funds*3	29,106	0	29,106	0
Other than Japan
Pooled funds*4	16,933	0	16,933	0
Other assets:
Life insurance company general accounts*5	23,395	0	23,395	0
Others*6	10,141	0	10,141	0

	¥115,864	¥0	¥115,864	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥39 million and units of ORIX JREIT Inc. in the amounts of ¥277 million at March 31, 2015.
*2	These funds invest in listed shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥23 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥16 million at March 31, 2015.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2016
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥15,663	¥0	¥15,663	¥0
Other than Japan
Pooled funds*2	17,829	0	17,829	0
Debt securities:
Japan
Pooled funds*3	22,324	0	22,324	0
Other than Japan
Pooled funds*4	21,760	0	21,760	0
Other assets:
Life insurance company general accounts*5	26,300	0	26,300	0
Others*6	9,180	0	9,180	0

	¥113,056	¥0	¥113,056	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥42 million at March 31, 2016.
*2	These funds invest in listed shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥948 million at March 31, 2016.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas Pension Plans Defined Benefit
Fair Value of Pension Plan Assets by Asset Category

The fair value of overseas pension plan assets at March 31, 2015 and 2016, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement.”

	Millions of yen
	March 31, 2015
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥33,001	¥33,001	¥0	¥0
Pooled funds*1	70	0	70	0
Debt securities:
Other than Japan
Government bonds	27,853	27,853	0	0
Municipal bonds	4,855	0	4,855	0
Corporate bonds	20,314	20,314	0	0
Other assets:
Life insurance company general accounts*2	196	0	196	0
Others*3	720	0	720	0

	¥87,009	¥81,168	¥5,841	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2016
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥29,367	¥29,367	¥0	¥0
Pooled funds*1	64	0	64	0
Debt securities:
Other than Japan
Government bonds	46,280	46,280	0	0
Municipal bonds	4,885	0	4,885	0
Corporate bonds	98	98	0	0
Other assets:
Life insurance company general accounts*2	2,520	0	2,520	0
Others*3	1,966	0	1,966	0

	¥85,180	¥75,745	¥9,435	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.